Fees Summary	Dec. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 747,255,000
Previously Paid Amount	0
Total Fee Amount	114,405
Total Offset Amount	0
Net Fee	$ 114,405